Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2021 USD ($) shares
Significant Accounting Policies (Details) [Line Items]
Cash	$ 1,503,768
Held in marketable securities	345,052,047
Federal depository insurance coverage	250,000
Net tangible assets	$ 5,000,001
Purchase of ordinary shares (in Shares) | shares	61,833,333
Shareholders equity value	$ 20,169,599
Underwriting fee	6,900,000
Deferred underwriting fee	12,075,000
Other offering cost	1,194,599
Transaction costs	$ 719,201
Ordinary Share Warrants [Member]
Significant Accounting Policies (Details) [Line Items]
Number of shares issued (in Shares) | shares	17,433,333
Initial Public Offering [Member]
Significant Accounting Policies (Details) [Line Items]
Number of shares issued (in Shares) | shares	11,500,000
Private Placement [Member]
Significant Accounting Policies (Details) [Line Items]
Number of shares issued (in Shares) | shares	5,933,333